Financial Liabilities Held for Trading - Summary of Financial Liabilities Held for Trading (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial liabilities held for trading [Line Items]
Current	R$ 16	R$ 11
Non-Current	98	132
Total	114	143
Debt securities held for trading [member]
Disclosure of financial liabilities held for trading [Line Items]
Current	16	11
Non-Current	98	132
Total	R$ 114	R$ 143